Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 24, 2016
Related Party Transaction [Line Items]
Consulting fees		$ 0		$ 25,000	$ 25,000	$ 25,000
Due from related party					6,250	6,250
Purchases from related party						19,000
Lease payments	$ 309,000	283,000	$ 621,000	552,000	1,147,000	564,000
Beneficial owners percentage	5.00%		5.00%
Ownership interest percentage	5.00%		5.00%
Dakota Ag Properties [Member]
Related Party Transaction [Line Items]
Lease payments		134,000		234,000	435,000	401,000
Sanford Health Corporation [Member]
Related Party Transaction [Line Items]
Due from related party					0	10,000
Lease payments		$ 15,000		$ 78,000	$ 108,000	$ 152,000
Christiansen Land and Cattle Ltd [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit							$ 3,000,000